Contingencies and guarantees - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of contingent liabilities [line items]
Provision		$ 5,000,000
Outstanding letters of credit	$ 35,000,000	37,000,000
Guarantees of loans made to equity accounted investments	54,000,000	33,000,000
Other contingent liabilities	0	0
Kimpton security incident [member]
Disclosure of contingent liabilities [line items]
Provision		$ 5,000,000
Kimpton and Americas security incident [member]
Disclosure of contingent liabilities [line items]
Provision	5,000,000
Americas security incident [member]
Disclosure of contingent liabilities [line items]
Number of managed properties affected by security incident		12
Performance guarantees [member]
Disclosure of contingent liabilities [line items]
Performance guarantees provided for in the financial statements	6,000,000	$ 5,000,000
Maximum unprovided exposure for guarantees	$ 31,000,000	$ 14,000,000